INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 189	$ 319
Impairment loss for damaged finished goods	0	0
Inventory	$ 189	$ 319